Related party payables and transactions (Details) - CAD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Related party transaction amount		$ 426,163	$ 253,871
Related party transaction outstanding		84,057		$ 13,560
Brie [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		88,728	110,280
Related party transaction outstanding		30,734		0
John Power [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		38,970	15,174
Related party transaction outstanding		0		0
David Goodman [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		0		0
John Hiner [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		0		0
Brian Power [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		10,000	0
Related party transaction outstanding		0		0
Nemo [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount	[1]	197,461	93,915
Related party transaction outstanding	[1]	45,709		13,560
Ty Minnick [Member]
IfrsStatementLineItems [Line Items]
Related party transaction amount		71,004	$ 34,502
Related party transaction outstanding		$ 7,614		$ 0

[1]	Includes geological services of $132,600 (2025 - $93,915) for the nine months ended September 30, 2026